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                                                Filed Pursuant to Rule 497(j)
                                                Registration File No.: 2-27514

                         SELECTED AMERICAN SHARES, INC.
                          SELECTED SPECIAL SHARES, INC.
                       SELECTED CAPITAL PRESERVAITON TRUST
                     CERTIFICATION PURSUANT TO RULE 497(J)

The undersigned on behalf of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust ("the Registrants") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed from that contained in the Registrants' most recent post-effective amendment to their registration statements. The text of such amendment to the registration statements was filed electronically.

Dated:  May  2, 1999

Selected American Shares, Inc.
Selected Special Shares, Inc.
Selected Capital Preservation Trust


By: /s/ Thomas D. Tays
-----------------------------
Thomas D. Tays, Secretary